PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2012	2013

Buildings	$32,507	$86,448
Computers and software	30,140	46,342
Furniture and office equipment	6,853	13,162
Leasehold improvements	24,225	45,655
Motor vehicles	454	603

	94,179	192,210
Less: Accumulated depreciation and amortization	(26,411)	(41,200)

Property and equipment, net	$67,768	$151,010

Depreciation and amortization expenses for the years ended December 31, 2011, 2012 and 2013 were $7,012, $9,168 and $14,933, respectively.